Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 2,324
Prepayments and other current assets		3,123
Total Current Assets		5,447
Non-current assets
Investment in subsidiary		307,050	556,322
Total Non-current assets		307,050	556,322
Total Assets		312,497	556,322
Current liabilities
Total Current Liabilities		6,225
Total Liabilities		6,225
Shareholders’ Equity
Additional paid-in capital		120,714	119,586
Statutory reserves		89,685	89,685
Retained earnings		137,737	378,954
Accumulated other comprehensive loss		(43,064)	(33,103)
Total Shareholders’ equity		306,272	556,322
Total Liabilities and Shareholders’ Equity		312,497	556,322
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	433	433
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	767	767
Related Party
Current liabilities
Due to related parties		$ 6,225

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.